Nov. 30, 2019
Federated Select Total Return Bond Fund

(formerly, Federated Mortgage Fund)

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2019

The Board of Directors of Federated Total Return Series, Inc., on behalf of Federated Select Total Return Bond Fund (the "Fund"), has approved a reduction in the Fund's management fee from 0.40% to 0.35% of the Fund's average daily net assets effective June 1, 2020:

1. Under the section entitled "Risk/Return Summary: Fees and Expenses" please replace the "Fee Table" and "Example" in their entirety with the following:

RISK/RETURN SUMMARY: Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund. If you purchase the Fund's IS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%	0.35%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.61%[2]	0.86%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	0.98%	1.48%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.63)%	(0.83)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.35%	0.65%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.

2The Fund may incur or pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred or paid by the IS class of the Fund. The IS class of the Fund will not incur or pay such fees until such time as approved by the Fund's Board of Directors (the "Directors").

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2020, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
IS	$100	$312	$542	$1,201
SS	$151	$468	$808	$1,768